Share-based payments - Disclosure of Changes In Share Options (Details)								12 Months Ended
	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
OSA
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)								407,972	537,500
Number of share options outstanding in share-based payment arrangement (in shares)								986,359	589,150	62,900
Number of options as of including options exercised during the period (in shares)								0	0
Options lapsed or cancelled during the period (in shares)								10,763	11,250
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)							6,400
Exercise price (euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 13.05
Number of share options outstanding in share-based payment arrangement (in shares)								400
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0
Number of awards lapsed or cancelled (in shares)								6,000
Options lapsed or cancelled during the period (in shares)								0
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)						4,000		0	0
Exercise price (euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 14.26
Number of share options outstanding in share-based payment arrangement (in shares)								4,000	4,000	4,000
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0	0
Number of awards lapsed or cancelled (in shares)								0
Options lapsed or cancelled during the period (in shares)								0	0
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)					3,500
Exercise price (euro per share) | € / shares					€ 0
Exercise price (in euros per share) | € / shares					€ 14.97
Number of share options outstanding in share-based payment arrangement (in shares)								500
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0
Number of awards lapsed or cancelled (in shares)								3,000
Options lapsed or cancelled during the period (in shares)								0
OSA 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)				62,000				0	0
Exercise price (euro per share) | € / shares				€ 0
Exercise price (in euros per share) | € / shares				€ 12.87
Number of share options outstanding in share-based payment arrangement (in shares)								52,000	54,000	58,000
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0	0
Number of awards lapsed or cancelled (in shares)								10,000
Options lapsed or cancelled during the period (in shares)								2,000	4,000
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)			37,500					0	37,500
Exercise price (euro per share) | € / shares			€ 0
Exercise price (in euros per share) | € / shares			€ 11.08
Number of share options outstanding in share-based payment arrangement (in shares)								28,750	30,250	0
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0	0
Number of awards lapsed or cancelled (in shares)								8,750
Options lapsed or cancelled during the period (in shares)								1,500	7,250
OSA LLY 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)		500,000						0	500,000
Exercise price (euro per share) | € / shares		€ 0
Exercise price (in euros per share) | € / shares		€ 6.41
Number of share options outstanding in share-based payment arrangement (in shares)								500,000	500,000	0
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0	0
Number of awards lapsed or cancelled (in shares)								0
Options lapsed or cancelled during the period (in shares)								0	0
OSA 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of options granted (in shares)	407,972							407,972
Exercise price (euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 6.25
Number of share options outstanding in share-based payment arrangement (in shares)								400,709	0
Number of awards, exercised (in shares)								0
Number of options as of including options exercised during the period (in shares)								0
Number of awards lapsed or cancelled (in shares)								7,263
Options lapsed or cancelled during the period (in shares)								7,263